ACCUMULATED OTHER COMPREHENSIVE LOSS (Details)	12 Months Ended
Mar. 31, 2022 USD ($)
Disclosure of analysis of other comprehensive income by item [text block] [Abstract]
Currency translation adjustment net of tax